Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	997,579,020.95	38,181
Yield Supplement Overcollateralization Amount 10/31/18	67,014,472.37	0
Receivables Balance 10/31/18	1,064,593,493.32	38,181
Principal Payments	23,874,724.90	321
Defaulted Receivables	424,882.46	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	64,628,666.65	0
Pool Balance at 11/30/18	975,665,219.31	37,846

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.26%
Prepayment ABS Speed	0.92%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,625,867.93	164
Past Due 61-90 days	1,428,959.23	55
Past Due 91-120 days	210,470.13	7
Past Due 121+ days	0.00	0
Total	6,265,297.29	226

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	258,873.95
Aggregate Net Losses/(Gains) - November 2018	166,008.51
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.19%
Prior Net Losses Ratio	0.16%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	11,220,150.02
Actual Overcollateralization	11,220,150.02
Weighted Average APR	4.25%
Weighted Average APR, Yield Adjusted	6.84%
Weighted Average Remaining Term	65.02

Flow of Funds	$ Amount

Collections	27,984,622.00
Investment Earnings on Cash Accounts	74,234.61
Servicing Fee	(887,161.24)
Transfer to Collection Account	-
Available Funds	27,171,695.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,414,663.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,390,881.37
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,220,150.02
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,999,742.35

Total Distributions of Available Funds	27,171,695.37

Servicing Fee	887,161.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/15/18	987,056,100.68
Principal Paid	22,611,031.39
Note Balance @ 12/17/18	964,445,069.29

Class A-1
Note Balance @ 11/15/18	120,826,100.68
Principal Paid	22,611,031.39
Note Balance @ 12/17/18	98,215,069.29
Note Factor @ 12/17/18	56.1228967%

Class A-2a
Note Balance @ 11/15/18	322,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	322,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-2b
Note Balance @ 11/15/18	70,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	70,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-3
Note Balance @ 11/15/18	351,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	351,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-4
Note Balance @ 11/15/18	76,260,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	76,260,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	31,320,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	31,320,000.00
Note Factor @ 12/17/18	100.0000000%

Class C
Note Balance @ 11/15/18	15,650,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	15,650,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,560,921.63
Total Principal Paid	22,611,031.39
Total Paid	25,171,953.02

Class A-1
Coupon	2.44054%
Interest Paid	262,116.38
Principal Paid	22,611,031.39
Total Paid to A-1 Holders	22,873,147.77

Class A-2a
Coupon	3.01000%
Interest Paid	807,683.33
Principal Paid	0.00
Total Paid to A-2a Holders	807,683.33

Class A-2b
One-Month Libor	2.30650%
Coupon	2.44650%
Interest Paid	152,226.67
Principal Paid	0.00
Total Paid to A-2b Holders	152,226.67

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.4595158
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.7156934
Total Distribution Amount	24.1752092

A-1 Interest Distribution Amount	1.4978079
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	129.2058937
Total A-1 Distribution Amount	130.7037016

A-2a Interest Distribution Amount	2.5083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.5083333

A-2b Interest Distribution Amount	2.1746667
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.1746667

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	503.78
Noteholders' Principal Distributable Amount	496.22

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/18	2,609,619.51
Investment Earnings	4,506.02
Investment Earnings Paid	(4,506.02)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51